Summary of Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segments	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 1,305	$ 6,460	$ 1,305	$ 6,460	$ 13,060	$ 3,610	$ 7,787	$ 13,554	$ 13,418
Inventories provision					918	1,038
Deferred cost of revenues					3,188	1,658
Advertising expenditures included in sales and marketing expenses					78	45	46
Funded by public					$ 32,000
Agreements, description					PCS service periods are generally 12 months, with ranges from Six Months to three years, and commences upon completion of customer acceptance of the completed software projects.
Franchisees discount, percentage					5.00%
Number of operating segments | Segments					2
Lease term, description					a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Cash used in operating activities			1,552	(3,853)	$ (14,939)	(9,381)	1,634
Accumulated deficit	(71,482)		(71,482)		(74,231)	(54,706)
Net income (loss)	$ 2,008	$ (965)	3,395	$ (947)	$ (12,359)	$ 2,596	$ 795
Net cash outflows			$ 11,800